DECOMMISSIONING LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about decommissioning liability [Table Text Block]

	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	La Luz	Total
Balance at December 31, 2015	$2,622	$3,625	$2,114	$2,757	$2,434	$1,625	$415	$15,592
Movements during the year:
Change in rehabilitation provision	(202)	(446)	54	(567)	(860)	(342)	(106)	(2,469)
Interest or accretion expense	139	200	128	146	135	82	—	830
Foreign exchange gain	(452)	(626)	(366)	(475)	(420)	(255)	(44)	(2,638)
Balance at December 31, 2016	$2,107	$2,753	$1,930	$1,861	$1,289	$1,110	$265	$11,315
Movements during the year:
Change in rehabilitation provision	356	210	823	445	1,028	458	—	3,320
Interest or accretion expense	176	235	166	159	116	83	—	935
Foreign exchange loss	91	119	83	80	55	41	37	506
Balance at December 31, 2017	$2,730	$3,317	$3,002	$2,545	$2,488	$1,692	$302	$16,076